UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Institutional Emerging Markets Local Debt Fund

Eaton Vance

Institutional Emerging Markets Local Debt Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 50.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 2.9%
Federal Republic of Brazil, 12.50%, 1/5/16	BRL	744	$441,584

Total Brazil			$441,584

Chile — 1.9%
Government of Chile, 3.00%, 2/1/16(1)	CLP	137,640	$294,547

Total Chile			$294,547

Colombia — 3.7%
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	750,000	$563,645

Total Colombia			$563,645

Cyprus — 1.7%
Republic of Cyprus, 3.75%, 6/3/13	EUR	80	$102,722
Republic of Cyprus, 4.375%, 7/15/14	EUR	140	161,327

Total Cyprus			$264,049

Georgia — 1.9%
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	479	$292,225

Total Georgia			$292,225

Ghana — 0.9%
Ghana Government Bond, 21.00%, 10/26/15	GHS	253	$136,602

Total Ghana			$136,602

Indonesia — 2.9%
Indonesia Government Bond, 9.50%, 6/15/15	IDR	3,855,000	$436,790

Total Indonesia			$436,790

Jordan — 1.0%
Jordan Government Bond, 6.925%, 6/4/14	JOD	100	$143,924

Total Jordan			$143,924

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	$76,439

Total Kenya			$76,439

Mexico — 4.1%
Mexican Bonos, 6.00%, 6/18/15	MXN	7,280	$625,686

Total Mexico			$625,686

Peru — 4.3%
Republic of Peru, 7.84%, 8/12/20	PEN	700	$332,043
Republic of Peru, 8.60%, 8/12/17	PEN	710	329,319

Total Peru			$661,362

Poland — 3.4%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$509,372

Total Poland			$509,372

Romania — 3.0%
Romania Government Bond, 5.75%, 1/27/16	RON	750	$234,266
Romania Government Bond, 5.80%, 10/26/15	RON	720	224,171

Total Romania			$458,437

Security	Principal Amount (000’s omitted)		Value
Russia — 3.3%
Russia Government Bond, 7.35%, 1/20/16	RUB	15,160	$506,907

Total Russia			$506,907

Rwanda — 6.4%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	1,000	$981,120

Total Rwanda			$981,120

Serbia — 3.0%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$456,911

Total Serbia			$456,911

Sri Lanka — 2.2%
Sri Lanka Government Bond, 5.875%, 7/25/22(2)	USD	307	$326,188

Total Sri Lanka			$326,188

Turkey — 3.4%
Turkey Government Bond, 0.00%, 9/11/13	TRY	953	$523,367

Total Turkey			$523,367

Total Foreign Government Bonds (identified cost $7,710,882)			$7,699,155

Short-Term Investments — 52.8%

Foreign Government Securities — 38.4%

Security	Principal Amount (000’s omitted)		Value
Hong Kong — 7.6%
Hong Kong Treasury Bill, 0.00%, 5/2/13	HKD	9,000	$1,159,775

Total Hong Kong			$1,159,775

Kenya — 1.5%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	12,800	$136,615
Kenya Treasury Bill, 0.00%, 4/21/14	KES	8,800	93,724

Total Kenya			$230,339

Lebanon — 2.0%
Lebanon Treasury Bill, 0.00%, 8/15/13	LBP	225,400	$148,052
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	246,630	157,401

Total Lebanon			$305,453

Malaysia — 4.5%
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	2,104	$691,266

Total Malaysia			$691,266

Nigeria — 6.0%
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	50,000	$314,856
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	95,894	600,205

Total Nigeria			$915,061

Philippines — 3.9%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	24,400	$592,519

Total Philippines			$592,519

Serbia — 3.0%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	41,420	$458,173

Total Serbia			$458,173

Singapore — 3.0%
Singapore Treasury Bill, 0.00%, 5/9/13	SGD	558	$453,015

Total Singapore			$453,015

Security	Principal Amount (000’s omitted)		Value
South Korea — 4.4%
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	736,120	$666,890

Total South Korea			$666,890

Uruguay — 2.5%
Uruguay Treasury Bill, 0.00%, 5/7/13	UYU	7,300	$384,127

Total Uruguay			$384,127

Total Foreign Government Securities (identified cost $5,851,032)			$5,856,618

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 7/25/13		$25	$24,997

Total U.S. Treasury Obligations (identified cost $24,997)			$24,997

Other — 14.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)		$2,165	$2,164,905

Total Other (identified cost $2,164,905)			$2,164,905

Total Short-Term Investments (identified cost $8,040,934)			$8,046,520

Total Investments — 103.3% (identified cost $15,751,816)			$15,745,675

Other Assets, Less Liabilities — (3.3)%			$(495,910)

Net Assets — 100.0%			$15,249,765

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

EUR	-	Euro

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $1,307,308 or 8.6% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2013 was $1,115.

Eaton Vance Institutional Emerging Markets Local Debt Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Trust). The Trust is a Maryland Corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on February 4, 2013.

Investment Valuation and Other

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

A summary of open financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
5/6/13	Indonesian Rupiah 4,384,000,000	United States Dollar 449,503	Standard Chartered Bank	$(1,251)
5/20/13	Euro 1,342,156	United States Dollar 1,794,154	Bank of America	26,410
6/21/13	Euro 335,000	United States Dollar 431,148	Goldman Sachs International	(10,172)

				$14,987

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/2/13	Kenyan Shilling 12,916,000	United States Dollar 154,000	Standard Bank	$129
5/2/13	Kenyan Shilling 12,916,000	United States Dollar 154,166	Standard Chartered Bank	(37)
5/6/13	Indonesian Rupiah 4,384,000,000	United States Dollar 449,872	Bank of America	882
5/7/13	Israeli Shekel 829,460	United States Dollar 224,088	Standard Bank	7,241
5/17/13	Thai Baht 17,868,000	United States Dollar 614,908	Deutsche Bank	(6,614)
7/31/13	Indian Rupee 31,971,000	United States Dollar 580,621	Deutsche Bank	7,340

				$8,941

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	7 U.S. 10-Year Deliverable Interest Rate Swap	Short	$(704,484)	$(706,890)	$(2,406)

					$(2,406)

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$42,002	$(18,074)

		$42,002	$(18,074)

Interest Rate	Futures Contracts	$—	$(2,406)

		$—	$(2,406)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,775,681

Gross unrealized appreciation	$73,923
Gross unrealized depreciation	(103,929)

Net unrealized depreciation	$(30,006)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$7,699,155	$—	$7,699,155
Short-Term Investments -
Foreign Government Securities	—	5,856,618	—	5,856,618
U.S. Treasury Obligations	—	24,997	—	24,997
Other	—	2,164,905	—	2,164,905
Total Investments	$—	$15,745,675	$—	$15,745,675
Forward Foreign Currency Exchange Contracts	$—	$42,002	$—	$42,002
Total	$—	$15,787,677	$—	$15,787,677

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(18,074)	$—	$(18,074)
Futures Contracts	(2,406)	—	—	(2,406)
Total	$(2,406)	$(18,074)	$—	$(20,480)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 24, 2013